CONSOLIDATED STATEMENT OF SHAREOWNERS EQUITY - USD ($) shares in Millions	Total	Common stock, par value	Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total shareowners' equity (in shares)		957.6
Beginning balance at Dec. 31, 2020		$ 958,000,000	$ 7,292,000,000	$ (27,229,000,000)	$ 39,905,000,000	$ (3,377,000,000)	$ 241,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued for employee savings and option plans			184,000,000	$ 147,000,000
Stock compensation expense			217,000,000
Impact of Quantinuum contribution	$ 460,000,000		448,000,000
Treasury stock, beginning balance (in shares) at Dec. 31, 2020				(260.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reacquired stock or repurchases of common stock (in shares)				(15.8)
Reacquired stock or repurchases of common stock				$ (3,380,000,000)
Issued for employee savings and option plans (in shares)				3.8
Net income attributable to Honeywell	5,542,000,000				5,542,000,000
Dividends on common stock					(2,620,000,000)
Foreign exchange translation adjustment	302,000,000					302,000,000	(4,000,000)
Pension and other postretirement benefit adjustments	186,000,000					186,000,000
Changes in fair value of available for sale investments						(3,000,000)
Changes in fair value of cash flow hedges	(3,000,000)					(3,000,000)
Acquisitions, divestitures, and other							397,000,000
Net income attributable to noncontrolling interest	(68,000,000)						68,000,000
Dividends paid							(33,000,000)
Contributions from noncontrolling interest holders							4,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2021				(272.8)
Ending balance at Dec. 31, 2021	$ 19,242,000,000	$ 958,000,000	8,141,000,000	$ (30,462,000,000)	42,827,000,000	(2,895,000,000)	673,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per common share (in dollars per share)	$ 3.77
Total shareowners' equity (in shares)	684.8	957.6
Issued for employee savings and option plans			235,000,000	$ 219,000,000
Stock compensation expense			188,000,000
Impact of Quantinuum contribution	$ 0		0
Reacquired stock or repurchases of common stock (in shares)				(21.9)
Reacquired stock or repurchases of common stock	0			$ (4,200,000,000)
Issued for employee savings and option plans (in shares)				4.7
Net income attributable to Honeywell	4,966,000,000				4,966,000,000
Dividends on common stock					(2,700,000,000)
Foreign exchange translation adjustment	(372,000,000)					(354,000,000)	(18,000,000)
Pension and other postretirement benefit adjustments	(233,000,000)					(233,000,000)
Changes in fair value of available for sale investments						(8,000,000)
Changes in fair value of cash flow hedges	15,000,000					15,000,000
Acquisitions, divestitures, and other							0
Net income attributable to noncontrolling interest	(1,000,000)						1,000,000
Dividends paid							(48,000,000)
Contributions from noncontrolling interest holders							14,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2022				(290.0)
Ending balance at Dec. 31, 2022	$ 17,319,000,000	$ 958,000,000	8,564,000,000	$ (34,443,000,000)	45,093,000,000	(3,475,000,000)	622,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per common share (in dollars per share)	$ 3.97
Total shareowners' equity (in shares)	667.6	957.6
Issued for employee savings and option plans			214,000,000	$ 150,000,000
Stock compensation expense			202,000,000
Impact of Quantinuum contribution	$ 0		82,000,000
Reacquired stock or repurchases of common stock (in shares)				(19.2)
Reacquired stock or repurchases of common stock	(200,000,000)			$ (3,715,000,000)
Issued for employee savings and option plans (in shares)				3.4
Net income attributable to Honeywell	5,658,000,000				5,658,000,000
Dividends on common stock					(2,772,000,000)
Foreign exchange translation adjustment	(274,000,000)					(269,000,000)	(5,000,000)
Pension and other postretirement benefit adjustments	(407,000,000)					(407,000,000)
Changes in fair value of available for sale investments						5,000,000
Changes in fair value of cash flow hedges	11,000,000					11,000,000
Acquisitions, divestitures, and other							(5,000,000)
Net income attributable to noncontrolling interest	(14,000,000)						14,000,000
Dividends paid							(107,000,000)
Contributions from noncontrolling interest holders							59,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2023				(305.8)
Ending balance at Dec. 31, 2023	$ 16,434,000,000		$ 9,062,000,000	$ (38,008,000,000)	$ 47,979,000,000	$ (4,135,000,000)	$ 578,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per common share (in dollars per share)	$ 4.17
Total shareowners' equity (in shares)	651.8